Accrued expenses (Tables)	3 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
Schedule of accrued expenses

Accrued expenses consist of the following (in thousands):

	December 31,
	2016	2015
Accrued restructuring	$1,609	$—
Professional fees	259	437
Clinical trial costs	220	489
Compensation and related items	154	1,151
Other	158	137

	$2,400	$2,214